UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-642

                        Scudder International Fund, Inc.
                        --------------------------------
               (Exact name of registrant as specified in charter)


                                 345 Park Avenue
                               New York, NY 10154
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period: 7/31/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Emerging Markets Fund
Investment Portfolio as of July 31, 2005 (Unaudited)
----------------------------------------------------------------------------------------------------------------------------

                                                                                              Shares               Value ($)
                                                                                       -------------------------------------

Common Stocks 94.3%
Austria 0.8%
Boehler-Uddeholm AG (e)                                                                          100                 15,135
Boehler-Uddeholm AG (e)                                                                        4,900                742,626
Wienerberger AG                                                                               20,100                932,099
                                                                                                                -----------
(Cost $978,302)                                                                                                   1,689,860

Brazil 8.6%
All America Latina Logistica (Preferred)                                                      18,300                633,152
Banco Bradesco SA (ADR) (Preferred) (b)                                                       58,200              2,026,524
Companhia Vale do Rio Doce "A" (ADR) (Preferred)                                             146,000              4,066,100
EDP - Energias do Brasil SA*                                                                 139,200              1,275,538
Gol-Linhas Aereas Inteligentes SA (ADR) (b)                                                   28,000                831,600
Petroleo Brasileiro SA (ADR)                                                                  97,300              5,115,061
Porto Seguro SA                                                                              172,700              1,473,146
Tele Norte Leste Participacoes SA (ADR) (Preferred) (b)                                      170,600              2,673,302
Votorantim Celulose e Papel SA (ADR)                                                          91,050              1,097,152
                                                                                                                -----------
(Cost $16,897,247)                                                                                               19,191,575

Canada 0.2%
Crystallex International Corp.*                                                              161,100                444,636
(Cost $628,913)                                                                                                 -----------

China 4.6%
Aluminum Corp. of China Ltd. "H"                                                           1,150,000                669,410
Beijing Capital International Airport Co., Ltd. "H"                                        1,194,000                493,187
China Oilfield Services Ltd. "H"                                                           1,393,100                525,412
China Petroleum & Chemical Corp. "H"                                                       5,544,000              2,406,749
China Resources Power Holdings Co., Ltd.                                                   2,028,000              1,152,464
China Southern Airlines Co., Ltd. "H"*                                                     1,789,100                536,060
China Techfaith Wireless Communication Technology Ltd. (ADR)*                                 21,700                405,356
Hainan Meilan International Airport Co., Ltd. "H"                                            416,000                237,879
PetroChina Co., Ltd. "H"                                                                   1,452,000              1,296,353
PetroChina Co., Ltd. (ADR) (b)                                                                13,100              1,168,913
Shanghai Electric Group Co., Ltd. "H"*                                                     5,672,000              1,413,089
                                                                                                                -----------
(Cost $9,011,178)                                                                                                10,304,872

Hong Kong 2.7%
China Mobile (Hong Kong) Ltd. (ADR) (b)                                                      195,000              3,933,150
Global Bio-chem Technology Group Co., Ltd.                                                 1,417,500                707,428
Shangri-La Asia Ltd.                                                                         402,000                707,492
Skyworth Digital Holdings Ltd.                                                             4,559,700                564,863
                                                                                                                -----------
(Cost $6,116,776)                                                                                                 5,912,933

Hungary 0.6%
OTP Bank Rt                                                                                   33,200              1,245,970
(Cost $590,949)                                                                                                 -----------

India 5.3%
Bharti Tele-Ventures Ltd.*                                                                   249,600              1,625,746
Colgate-Palmolive Ltd.                                                                        87,500                453,983
Dr. Reddy's Laboratories Ltd. (ADR)                                                           39,900                754,509
Dr. Reddy's Laboratories Ltd.                                                                 54,000              1,039,012
Hotel Leelaventure Ltd.                                                                      137,900                678,352
Housing Development Finance Corp., Ltd.                                                       29,600                627,130
Infosys Technologies Ltd.                                                                     36,900              1,924,500
Infrastructure Development Finance Co., Ltd.*                                                467,300                365,750
LIC Housing Finance Ltd.                                                                      36,300                178,608
Ranbaxy Laboratories Ltd.                                                                    132,200              1,430,547
Reliance Industries Ltd.*                                                                     89,900              1,453,468
Sintex Industries Ltd.                                                                       101,207              1,382,713
                                                                                                                -----------
(Cost $10,450,020)                                                                                               11,914,318

Indonesia 2.2%
PT Indosat Tbk (ADR)                                                                          39,300              1,159,743
PT Medco Energi Internasional Tbk                                                          1,363,000                400,697
PT Telekomunikasi Indonesia (ADR) (b)                                                         76,200              1,762,506
PT Telekomunikasi Indonesia "B"                                                            2,561,000              1,464,093
                                                                                                                -----------
(Cost $4,104,935)                                                                                                 4,787,039

Israel 2.6%
Bank Hapoalim Ltd.                                                                           167,500                562,917
Bank Leumi Le-Israel                                                                         204,400                575,243
Check Point Software Technologies Ltd.*                                                       40,800                919,224
NICE Systems Ltd. (ADR)*                                                                      15,200                639,464
Teva Pharmaceutical Industries Ltd. (ADR)                                                     99,600              3,127,440
                                                                                                                -----------
(Cost $5,597,518)                                                                                                 5,824,288

Korea 19.3%
Daelim Industrial Co., Ltd.                                                                    9,300                573,426
Daewoo Shipbuilding & Marine Engineering Co., Ltd.                                            49,800                938,436
Dongbu Insurance Co., Ltd.                                                                    64,200                725,046
Hana Bank                                                                                     35,700              1,134,923
Hyundai Mobis                                                                                 32,200              2,342,451
Hyundai Motor Co., Ltd.                                                                       25,270              1,749,071
Hyundia Mipo Dockyard Co., Ltd.                                                                8,900                549,510
Insun ENT Co., Ltd.                                                                           16,700                256,436
INTOPS Co., Ltd.                                                                              54,900              1,166,278
Kookmin Bank (ADR) (b)                                                                        42,700              2,249,436
LG Card Co., Ltd.*                                                                            14,000                504,571
LG Chemical Ltd.                                                                              17,100                630,614
LG Electronics, Inc.                                                                          31,290              2,015,066
NEPES Corp.*                                                                                     452                  5,769
POSCO                                                                                          9,230              1,841,596
POSCO (ADR) (b)                                                                               38,600              1,926,140
S-Oil Corp.                                                                                    8,000                606,381
Samsung Electronics Co., Ltd.                                                                 26,280             14,398,574
Samsung SDI Co., Ltd.                                                                         10,990              1,091,436
Samsung Securities Co., Ltd.                                                                  35,930              1,125,915
SFA Engineering Corp.                                                                         20,560                501,672
Shinhan Financial Group Co., Ltd.                                                             82,300              2,481,824
SK Telecom Co., Ltd.                                                                          12,220              2,332,595
SODIFF Advanced Materials Co., Ltd.                                                           30,700                612,794
Woori Finance Holdings Co., Ltd.                                                             112,400              1,384,263
                                                                                                                -----------
(Cost $35,790,150)                                                                                               43,144,223

Malaysia 2.4%
IJM Corp. Bhd.                                                                               366,100                487,860
Resorts World Bhd.                                                                           675,100              1,924,595
SP Setia Bhd.                                                                              1,719,300              1,971,907
YTL Corp. Bhd.                                                                               584,900                873,660
                                                                                                                -----------
(Cost $5,007,076)                                                                                                 5,258,022

Mexico 5.3%
America Movil SA de CV "L" (ADR)                                                             158,100              3,519,306
Cemex SA de CV (ADR)                                                                          51,600              2,433,456
Fomento Economico Mexicano SA de CV (ADR)                                                     34,900              2,268,500
Grupo Televisa SA (ADR)                                                                       34,000              2,242,980
Qualitas Compania de Seguros                                                               1,168,000                479,502
Telefonos de Mexico SA de CV "L" (ADR) (b)                                                    41,000                790,070
                                                                                                                -----------
(Cost $9,686,795)                                                                                                11,733,814

Peru 1.1%
Compania de Minas Buenaventura SA (ADR)                                                      108,200              2,545,946
(Cost $2,447,982)                                                                                               -----------

Philippines 1.1%
Philippine Long Distance Telephone Co. (ADR)                                                  68,300              1,985,481
SM Investments Corp.                                                                         114,250                445,842
                                                                                                                -----------
(Cost $2,380,392)                                                                                                 2,431,323

Poland 0.5%
Telekomunikacja Polska SA                                                                    178,100              1,210,369
(Cost $1,001,987)                                                                                               -----------

Russia 7.2%
AFK Sistema (GDR), 144A*                                                                     144,700              2,564,084
AO VimpelCom (ADR)*                                                                           56,100              2,153,118
Evraz Group SA (GDR)*                                                                         64,640                985,760
LUKOIL (ADR)                                                                                 107,700              4,453,395
Mobile TeleSystems (ADR)                                                                      19,600                695,016
OAO Gazprom "S" (ADR) (Registered)                                                           100,400              4,004,543
Surgutneftegaz (ADR) (b)                                                                      31,900              1,302,796
                                                                                                                -----------
(Cost $13,464,355)                                                                                               16,158,712

South Africa 9.7%
Gold Fields Ltd. (ADR)                                                                        60,100                648,479
Gold Fields Ltd.                                                                              90,100                979,758
Impala Platinum Holdings Ltd.                                                                 17,800              1,643,822
Lewis Group Ltd.                                                                             411,900              2,600,169
MTN Group Ltd.                                                                               437,400              3,091,765
Naspers Ltd. "N"                                                                             171,400              2,500,383
Sanlam Ltd.                                                                                1,648,800              3,097,224
Sasol Ltd.                                                                                    42,500              1,274,266
Standard Bank Group Ltd.                                                                     249,700              2,679,367
Steinhoff International Holdings Ltd.                                                        686,600              1,733,506
Truworths International Ltd.                                                                 444,000              1,267,295
                                                                                                                -----------
(Cost $19,421,865)                                                                                               21,516,034

Taiwan 12.3%
AU Optronics Corp. (ADR)* (b)                                                                 64,528              1,023,414
Bank of Kaohsiung                                                                          3,791,000              2,730,253
Cathay Financial Holding Co., Ltd.                                                         1,165,000              2,326,116
Formosa Chemicals & Fibre Corp.                                                            1,548,800              2,430,933
Formosa Plastics Corp.                                                                       664,900              1,031,723
Hon Hai Precision Industry Co., Ltd.                                                         300,989              1,687,788
Mega Financial Holding Co., Ltd.                                                           3,506,040              2,353,288
Quanta Computer, Inc.                                                                      1,238,080              2,274,396
Siliconware Precision Industries Co.                                                       1,177,021              1,217,535
Taiwan Semiconductor Manufacturing Co., Ltd.                                               1,134,293              1,890,292
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) (b)                                       219,159              1,882,579
Uni-President Enterprises Corp.                                                            2,278,000              1,023,839
United Microelectronics Corp.*                                                               112,000                 79,088
United Microelectronics Corp. (ADR)* (b)                                                     349,400              1,345,190
XAC Automation Corp.                                                                         882,000                923,557
Yang Ming Marine Transport                                                                 2,229,000              1,814,123
Yuanta Core Pacific Securities Co.                                                         2,064,667              1,504,048
                                                                                                                -----------
(Cost $27,643,185)                                                                                               27,538,162

Thailand 5.2%
Airports of Thailand PLC (Foreign Registered)                                                644,700                700,340
Bangkok Bank PCL (Foreign Registered)                                                      1,361,100              3,457,755
Krung Thai Bank PLC (Foreign registered)                                                  10,006,200              2,306,074
Thai Airways International PCL (Foreign Registered)                                        1,022,600                981,971
Thai Olefins PCL (Foreign Registered)                                                      1,194,700              1,649,148
Thai Union Frozen Products PCL (Foreign Registered)                                        2,262,500              1,546,104
True Corp. PCL (Foreign Registered)*                                                       4,592,000              1,041,757
                                                                                                                -----------
(Cost $12,043,765)                                                                                               11,683,149

Turkey 2.2%
Hurriyet Gazetecilik ve Matbaacilik AS                                                       520,409              1,368,493
Turkcell Iletisim Hizmetleri AS (ADR) (b)                                                    201,765              2,776,286
Turkiye Is Bankasi (Isbank) "C"                                                              143,900                815,522
                                                                                                                -----------
(Cost $4,280,759)                                                                                                 4,960,301

Venezuela 0.4%
Compania Anonima Nacional Telefonos de Venezuela (ADR)                                        59,400                991,386
(Cost $1,202,180)                                                                                               -----------


Total Common Stocks (Cost $188,746,329)                                                                         210,486,932
                                                                                                                -----------
Preferred Stocks 1.5%
Brazil
Companhia Siderurgica de Tubarao                                                          18,137,900              1,057,315
Companhia Vale do Rio Doce SA*                                                                62,800                  1,283
Perdigao SA                                                                                   97,170              2,279,593
                                                                                                                -----------
Total Preferred Stocks (Cost $2,786,524)                                                                          3,338,191

Exchange Traded Funds 3.3%
Malaysia 2.4%
iShares MSCI Malaysia Index Fund (b)                                                         731,500              5,442,360
(Cost $5,363,253)                                                                                               -----------

Taiwan 0.9%
iShares MSCI Taiwan Index Fund                                                               156,300              1,914,675
(Cost $1,896,961)                                                                                               -----------


Total Exchange Traded Funds (Cost $7,260,214)                                                                     7,357,035
                                                                                                                -----------
Securities Lending Collateral 10.5%
United States
Scudder Daily Assets Fund Institutional, 3.34% (c)(d)
(Cost $23,399,610)                                                                        23,399,610             23,399,610
                                                                                                                -----------
Cash Equivalents 0.9%
United States
Scudder Cash Management QP Trust, 3.34% (a)
(Cost $1,932,019)                                                                          1,932,019              1,932,019
                                                                                                                -----------

                                                                                                % of
                                                                                              Net Assets         Value ($)
                                                                                              ----------         ---------

Total Investment Portfolio  (Cost $224,124,696)                                                110.5            246,513,787
Other Assets and Liabilities, Net                                                              -10.5            -23,420,735
                                                                                                                -----------
Net Assets                                                                                     100.0            223,093,052
                                                                                                                ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2005 amounted to $22,184,590, which is 9.9% of net assets.

(c) Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending.

(e) Securities with the same description are the same corporate entity but trade on different stock exchanges.

ADR: American Depositary Receipt

GDR: Global Depositary Receipt

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At July 31, 2005, the Scudder Emerging Markets Fund had the following sector diversification:
                                                                  As a % of
                                                                  Common  &
Sector                                      Value ($)          Preferred Stocks
-------------------------------------------------------------------------------
Financials                                40,828,164                   19.1
Information Technology                    34,484,149                   16.1
Telecommunication Services                33,611,046                   15.7
Materials                                 29,614,723                   13.8
Energy                                    22,554,565                   10.5
Industrials                               19,043,748                    8.9
Consumer Discretionary                    17,337,199                    8.1
Consumer Staples                           7,572,019                    3.5
Health Care                                6,351,508                    3.0
Utilities                                  2,428,002                    1.1
Total Common and Preferred Stocks        213,825,123                  100.0

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Emerging Markets Fund, a series of
                                    Scudder International Fund, Inc.


By:                                 /s/Julian Sluyters
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Emerging Markets Fund, a series of
                                    Scudder International Fund, Inc.


By:                                 /s/Julian Sluyters
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 23, 2005



By:                                 /s/Paul Schubert
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               September 23, 2005